Stockholders' (Deficit) Equity Treasury Stock (Detail) - USD ($)								1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 01, 2016	Dec. 31, 2015	Jul. 10, 2015	Jul. 01, 2015	Oct. 10, 2014	Jul. 01, 2014	Jan. 14, 2013	Nov. 30, 2012	Sep. 30, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014	Sep. 24, 2012
Class of Stock [Line Items]
Stock repurchase program, authorized amount													$ 2,000,000
Treasury Stock [Roll Forward]
Net shares repurchased to eliminate fractional shares (in shares)									0	2,284
Net shares repurchased for employee tax and option exercise price obligations related to the vesting of restricted stock and the exercise of employee stock options (in shares)									2,529	5,220	5,981
Fiscal year opening balance	$ 9,806,000			$ 9,806,000		$ 9,344,000			$ 9,806,000	$ 9,806,000	$ 9,344,000
Fiscal year opening balance (in shares)	1,209,389			1,209,389		1,178,139			1,209,389	1,209,389	1,178,139
Shares repurchased from former executive (in shares)										0	31,250
Cancellation of shares repurchased (in shares)									(2,529)	(7,504)	(5,981)
Balance at end of period (in shares)			9,675,114						1,209,389	1,209,389	1,209,389
Shares repurchased from former executive, value										$ 0	$ 462,000
Net shares repurchased for employee tax and option exercise price obligations related to the vesting of restricted stock and the exercise of employee stock options, value									$ 3,000	11,000	104,000
Net shares repurchased to eliminate fractional shares, value									0	6,000
Cancellation of shares repurchased, value									(3,000)	(17,000)	(104,000)
Balance at end of period									$ 9,806,000	$ 9,806,000	$ 9,806,000
Repayments of related party debt							$ 10,000,000
Retired Warrant
Treasury Stock [Roll Forward]
Payments for repurchase of warrants							$ 800,000
Former Company Executive
Treasury Stock [Roll Forward]
Stock repurchased from individual retirement account (in shares)					31,250
Common Stock
Treasury Stock [Roll Forward]
Net shares repurchased for employee tax and option exercise price obligations related to the vesting of restricted stock and the exercise of employee stock options (in shares)										5,220	5,981
Stock Repurchase Program
Class of Stock [Line Items]
Remaining authorized repurchase amount												$ 1,900,000
Treasury Stock [Roll Forward]
Net shares repurchased to eliminate fractional shares (in shares)								18,692
Sopak Collateral Agreement | Warrant
Treasury Stock [Roll Forward]
Number of shares available for purchase (in shares)							543,478
Sopak Collateral Agreement | Common Stock
Treasury Stock [Roll Forward]
Number of shares available for purchase (in shares)							1,158,080
Collateral Agreement
Treasury Stock [Roll Forward]
Balance at end of period							$ 9,200,000
Treasury stock acquired, average cost (usd per share)							$ 7.944
Restricted Stock
Treasury Stock [Roll Forward]
Net shares repurchased for employee tax and option exercise price obligations related to the vesting of restricted stock and the exercise of employee stock options (in shares)	2,529	2,398		2,822		5,981
Shares vested (in shares)	12,500	7,500		12,500		18,750
RSUs
Treasury Stock [Roll Forward]
Net shares repurchased for employee tax and option exercise price obligations related to the vesting of restricted stock and the exercise of employee stock options (in shares)			2,284